Note 3 - Acquisitions (Details) - Business Acquisitions Purchase Price Allocation (USD $)	1 Months Ended					1 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Precious Metal Trading Right [Member] CFO Tahoe [Member]	Sep. 30, 2013 CFO Tahoe [Member] Customer Relationships [Member]	Sep. 30, 2013 CFO Tahoe [Member]	Dec. 31, 2013 CFO Tahoe [Member]	Jul. 31, 2013 CFO Netinfo [Member] Securities Consulting License [Member]	Jul. 31, 2013 CFO Netinfo [Member]	Dec. 31, 2012 Securities Consulting License [Member]	Dec. 31, 2012 Securities Consulting License [Member]	Jun. 30, 2012 CFO East Win [Member] Securities Consulting License [Member]	Jun. 30, 2012 CFO East Win [Member] Technology-Based Intangible Assets [Member]	Jun. 30, 2012 CFO East Win [Member]	Dec. 31, 2012 CFO East Win [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							$ 5,279,425			$ 121,044					$ 14,073
Prepaid expenses and current assets							1,135,765			339,296					215,868
Accounts receivable							2,143,957			4,912					949
Property and equipment, net							47,770								625,258
Rental deposit							72,431								8,998
Precious metal trading right					699,414
Finite lived intangible assets						1,250,813			598,657		2,751,148		2,065,168	66,465
Finite lived Intangible assets, useful life						4 years 109 days			15 years		15 years		15 years	5 years
Guarantee fund deposits							1,626,545
Total assets acquired							12,256,120			1,063,909					2,996,779
Accounts payable															(137,665)
Accrued expenses and other current liabilities							(2,810,425)			(274,748)					(1,608,027)
Deferred tax liabilities							(487,557)			(149,664)		(687,787)			(532,908)
Income tax payable										612					(30,780)
Total net assets							8,958,138			640,109					687,399
Noncontrolling interest							(9,508,295)	9,508,295							(871,960)	871,960
Goodwill		16,974,437	3,049,281	12,949,587			7,056,338			168,887					3,033,068
Total purchase price	$ 2,848,507						$ 6,506,181			$ 808,996		$ 2,063,361			$ 2,848,507